Financial liabilities - Additional Information (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 24, 2015	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Interest expenses		¥ 410,197	¥ 471,505
First series model class AA shares [Member]
Disclosure of financial liabilities [line items]
Number of shares issued	47,100,000
Class shares issued price per share		¥ 10,598	¥ 10,598
Class shares issued purchase price per share		¥ 10,121.09	¥ 10,121.09
Record date on before 31st march 2016 [Member] | First series model class AA shares [Member]
Disclosure of financial liabilities [line items]
Class shares dividends as a percentage of issue price	0.50%
Record date fiscal year ending 31st march 2017 through 31st march 2020 [Member] | First series model class AA shares [Member]
Disclosure of financial liabilities [line items]
Class shares dividend variable rate spread	0.50%
Record date fiscal year ending 31st march 2021 and thereafter [Member] | First series model class AA shares [Member]
Disclosure of financial liabilities [line items]
Class shares dividends as a percentage of issue price	2.50%